Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net [Abstract]
Inventories	$ 272,316	$ 340,186	$ 6,482,019